Reportable Segments (Tables)	12 Months Ended
Dec. 31, 2014
Financial Information By Segment

	Years Ended December 31,
	2014	2013	2012
Revenues:
Investment in ETP	$55,475	$48,335	$16,964
Investment in Lake Charles LNG	216	216	166
Adjustments and Eliminations	—	(216)	(166)
Total revenues	$55,691	$48,335	$16,964

Costs of products sold:
Investment in ETP	$48,389	$42,554	$13,088
Total costs of products sold	$48,389	$42,554	$13,088

Depreciation, depletion and amortization:
Investment in ETP	1,669	1,258	827
Investment in Lake Charles LNG	39	39	30
Corporate and Other	16	16	14
Total depreciation, depletion and amortization	$1,724	$1,313	$871

	Years Ended December 31,
	2014	2013	2012
Equity in earnings of unconsolidated affiliates:
Investment in ETP	$332	$236	$212
Total equity in earnings of unconsolidated affiliates	$332	$236	$212

	Years Ended December 31,
	2014	2013	2012
Segment Adjusted EBITDA:
Investment in ETP	$5,710	$4,404	$3,139
Investment in Lake Charles LNG	195	187	135
Corporate and Other	(97)	(43)	(52)
Adjustments and Eliminations	32	(181)	(117)
Total Segment Adjusted EBITDA	5,840	4,367	3,105
Depreciation, depletion and amortization	(1,724)	(1,313)	(871)
Interest expense, net of interest capitalized	(1,369)	(1,221)	(1,018)
Bridge loan related fees	—	—	(62)
Gain on deconsolidation of Propane Business	—	—	1,057
Gain on sale of AmeriGas common units	177	87	—
Goodwill impairment	(370)	(689)	—
Gains (losses) on interest rate derivatives	(157)	53	(19)
Non-cash unit-based compensation expense	(82)	(61)	(47)
Unrealized gains on commodity risk management activities	116	48	10
Losses on extinguishments of debt	(25)	(162)	(123)
Inventory valuation adjustments	(473)	3	(75)
Adjusted EBITDA related to discontinued operations	(27)	(76)	(99)
Adjusted EBITDA related to unconsolidated affiliates	(748)	(727)	(647)
Equity in earnings of unconsolidated affiliates	332	236	212
Non-operating environmental remediation	—	(168)	—
Other, net	(73)	(2)	14
Income from continuing operations before income tax expense	$1,417	$375	$1,437

	December 31,
	2014	2013	2012
Total assets:
Investment in ETP	$62,674	$49,900	$48,394
Investment in Lake Charles LNG	1,210	1,338	1,917
Corporate and Other	1,153	720	707
Adjustments and Eliminations	(568)	(1,628)	(2,114)
Total	$64,469	$50,330	$48,904

	Years Ended December 31,
	2014	2013	2012
Additions to property, plant and equipment, net of contributions in aid of construction costs (accrual basis):
Investment in ETP	$5,494	$3,327	$3,533
Investment in Lake Charles LNG	1	2	4
Adjustments and Eliminations	64	13	(20)
Total	$5,559	$3,342	$3,517

	December 31,
	2014	2013	2012
Advances to and investments in affiliates:
Investment in ETP	$3,760	$4,050	$4,768
Adjustments and Eliminations	(101)	(36)	(31)
Total	$3,659	$4,014	$4,737
The following tables provide revenues, grouped by similar products and services, for our reportable segments. These amounts include intersegment revenues for transactions between ETP and Regency.
Investment in ETP

	Years Ended December 31,
	2014	2013	2012
Intrastate Transportation and Storage	$2,857	$2,452	$2,191
Interstate Transportation and Storage	1,072	1,309	1,109
Midstream	6,823	4,276	3,077
Liquids Transportation and Services	3,911	2,126	650
Investment in Sunoco Logistics	18,088	16,639	3,189
Retail Marketing	22,487	21,012	5,926
All Other	3,331	2,597	1,762
Total revenues	58,569	50,411	17,904
Less: Intersegment revenues	3,094	2,076	940
Revenues from external customers	$55,475	$48,335	$16,964
Investment in Lake Charles LNG
Lake Charles LNG’s revenues of $216 million, $216 million and $166 million for the year ended December 31, 2014, 2013 and 2012, respectively, were related to LNG terminalling.